EQUITY (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Equity Instruments
The following table summarizes the Company’s equity instruments at September 30, 2025 and December 31, 2024:

	September 30, 2025
	Authorized Shares	Issued and Outstanding(A)
		Shares	Warrants	Options	RSUs
Class A Common Stock, $0.0001 par value per share	1,000,000,000	174,853,649	456,909	27,470,601	6,189,477
Class B Common Stock, $0.0001 par value per share	200,000,000	37,893,047	—	7,760,846	5,334,903
Blockchain Common Stock, $0.0001 par value per share	500,000,000	—	—	—	—
Preferred Stock, $0.0001 par value per share	100,000,000	—	—	—	—
Total	1,800,000,000	212,746,696	456,909	35,231,447	11,524,380

	December 31, 2024
	Authorized Shares	Issued and Outstanding(A)
		Shares	Warrants	Options	RSUs
Common Stock, $0.00001 par value per share	240,820,153	69,300,284	—	32,030,416	44,973,456
Convertible Preferred Stock, $0.00001 par value per share	115,983,447	111,900,495	1,381,486	—	—
Total	356,803,600	181,200,779	1,381,486	32,030,416	44,973,456
__________________
(A)Includes the equity instruments of the 2018 Equity Incentive Plan, the 2024 Equity Incentive Plan, and the 2025 Equity Incentive Plan.
The following table includes information regarding each series of convertible preferred stock as of December 31, 2024:

	December 31, 2024		Per Share
	Number of Shares Outstanding	Liquidation Preference	Liquidation Price	Dividend Rate	Conversion Price
Series Seed	16,100,540	$16,947	$1.05	$0.08	$1.05
Series A	32,860,461	41,759	1.27	0.10	1.27
Series B	29,448,787	73,519	2.50	0.20	2.50
Series C	11,238,629	85,000	7.56	0.61	7.56
Series C-1	504,081	3,050	6.05	0.48	6.05
Series C-2	1,983,287	15,000	7.56	0.61	7.56
Series D	12,439,325	219,999	17.69	1.41	17.69
Series E	7,325,385	73,292	10.01	0.80	10.01
Total	111,900,495	$528,566
The following table summarizes the Company’s equity instruments at December 31, 2024 and 2023:

	December 31, 2024(A)
	Authorized Shares	Issued and Outstanding(B)
		Shares(C)	Warrants	Options	RSUs
Common Stock	240,820,153	69,300,284	—	32,030,416	44,973,456
Convertible Preferred Stock	115,983,447	111,900,495	1,381,486	—	—
Total	356,803,600	181,200,779	1,381,486	32,030,416	44,973,456

	December 31, 2023
	Authorized Shares	Issued and Outstanding(B)
		Shares(C)	Warrants	Options	RSUs
Common Stock	197,100,000	51,618,208	—	19,807,404	39,098,606
Convertible Preferred Stock	106,615,302	104,575,110	—	—	—
Total	303,715,302	156,193,318	—	19,807,404	39,098,606
__________________
(A)Includes the equity instruments of both the 2018 Equity Incentive Plan and the 2024 Equity Incentive Plan.
(B)Except for common and convertible preferred shares, amounts represent the gross common or convertible preferred shares issuable upon exercise or vesting.
(C)Par value of $0.00001 per share. The holders of each share of common stock are entitled to voting rights equal to one vote for each share of common stock. The holder of each share of preferred stock is entitled to voting rights equal to the number of shares of common stock into which each share of preferred stock converts at the stated conversion rate. Common shareholders may elect six members to the Board of Directors. Except for Series C-2 and D convertible preferred stock, each series of convertible preferred stock, as a group, is entitled to elect one member to the Board of Directors (Series C and C-1 elect a single member to the Board of Directors as a group). Any remaining members to the Board of Directors are elected by common and preferred shareholders, on an as-converted basis, as a single group. At December 31, 2024, no common or convertible preferred dividends have been declared.
The following table includes information regarding each series of convertible preferred stock as of December 31, 2024 and 2023:

	Number of Shares Outstanding		Liquidation Preference		Per Share
	December 31,		December 31,		Liquidation Price(A)	Dividends(B)	Conversion Rate(C)
	2024	2023	2024	2023
Series Seed	16,100,540	16,100,540	$16,947	$16,947	$1.05	$0.08	$1.05
Series A	32,860,461	32,860,461	41,759	41,759	1.27	0.10	1.27
Series B	29,448,787	29,448,787	73,519	73,519	2.50	0.20	2.50
Series C	11,238,629	11,238,629	85,000	85,000	7.56	0.61	7.56
Series C-1	504,081	504,081	3,050	3,050	6.05	0.48	6.05
Series C-2	1,983,287	1,983,287	15,000	15,000	7.56	0.61	7.56
Series D	12,439,325	12,439,325	219,999	219,999	17.69	1.41	17.69
Series E	7,325,385	n.a.	73,292	n.a.	10.01	0.80	10.01
Total	111,900,495	104,575,110	$528,566	$455,275
__________________
(A)In the event of any liquidation, dissolution, or winding up of the issuing entity, either voluntary or involuntary, the holders of preferred stock are entitled to receive, prior to and in preference over holders of common stock, an amount equal to the original issuance price as adjusted for dividends, stock splits, combinations, recapitalizations, or similar adjustments. If the issuing entity’s legally available assets are insufficient to satisfy the preferred stock liquidation preference, the funds will be distributed ratably among the preferred stock stockholders in proportion to their full liquidation preference. Following the above payments, all remaining legally available assets of the issuing entity, if any, are distributed to the holders of common and preferred stock on an as-converted basis.
(B)The holders of preferred stock are entitled to receive dividends, when and if declared by the Board of Directors, out of any of the issuing entity’s funds or assets legally available. The holders of preferred stock are entitled to receive dividends prior to, and in preference of, dividends declared on common stock. Dividends are non-cumulative and paid on a pari passu basis, with any additional dividends paid ratably among holders of common stock and preferred stock on an as-converted basis.
(C)Each share of preferred stock is convertible to common stock, at the option of the holder, at any time after the date of issuance at a specified rate. Each share of preferred stock will automatically convert into shares of common stock, at the then-effective conversion rate, upon the earlier of: (i) a qualifying initial public offering with aggregate gross proceeds exceeding $50.0 million or, (ii) upon the issuing entity’s receipt of written consent by the holders of a majority of the then-outstanding shares of preferred stock, voting as a single class, on an as-converted basis.

Schedule of Information Regarding Series of Convertible Preferred Stock
The following table summarizes the Company’s equity instruments at September 30, 2025 and December 31, 2024:

	September 30, 2025
	Authorized Shares	Issued and Outstanding(A)
		Shares	Warrants	Options	RSUs
Class A Common Stock, $0.0001 par value per share	1,000,000,000	174,853,649	456,909	27,470,601	6,189,477
Class B Common Stock, $0.0001 par value per share	200,000,000	37,893,047	—	7,760,846	5,334,903
Blockchain Common Stock, $0.0001 par value per share	500,000,000	—	—	—	—
Preferred Stock, $0.0001 par value per share	100,000,000	—	—	—	—
Total	1,800,000,000	212,746,696	456,909	35,231,447	11,524,380

	December 31, 2024
	Authorized Shares	Issued and Outstanding(A)
		Shares	Warrants	Options	RSUs
Common Stock, $0.00001 par value per share	240,820,153	69,300,284	—	32,030,416	44,973,456
Convertible Preferred Stock, $0.00001 par value per share	115,983,447	111,900,495	1,381,486	—	—
Total	356,803,600	181,200,779	1,381,486	32,030,416	44,973,456
__________________
(A)Includes the equity instruments of the 2018 Equity Incentive Plan, the 2024 Equity Incentive Plan, and the 2025 Equity Incentive Plan.
The following table includes information regarding each series of convertible preferred stock as of December 31, 2024:

	December 31, 2024		Per Share
	Number of Shares Outstanding	Liquidation Preference	Liquidation Price	Dividend Rate	Conversion Price
Series Seed	16,100,540	$16,947	$1.05	$0.08	$1.05
Series A	32,860,461	41,759	1.27	0.10	1.27
Series B	29,448,787	73,519	2.50	0.20	2.50
Series C	11,238,629	85,000	7.56	0.61	7.56
Series C-1	504,081	3,050	6.05	0.48	6.05
Series C-2	1,983,287	15,000	7.56	0.61	7.56
Series D	12,439,325	219,999	17.69	1.41	17.69
Series E	7,325,385	73,292	10.01	0.80	10.01
Total	111,900,495	$528,566
The following table summarizes the Company’s equity instruments at December 31, 2024 and 2023:

	December 31, 2024(A)
	Authorized Shares	Issued and Outstanding(B)
		Shares(C)	Warrants	Options	RSUs
Common Stock	240,820,153	69,300,284	—	32,030,416	44,973,456
Convertible Preferred Stock	115,983,447	111,900,495	1,381,486	—	—
Total	356,803,600	181,200,779	1,381,486	32,030,416	44,973,456

	December 31, 2023
	Authorized Shares	Issued and Outstanding(B)
		Shares(C)	Warrants	Options	RSUs
Common Stock	197,100,000	51,618,208	—	19,807,404	39,098,606
Convertible Preferred Stock	106,615,302	104,575,110	—	—	—
Total	303,715,302	156,193,318	—	19,807,404	39,098,606
__________________
(A)Includes the equity instruments of both the 2018 Equity Incentive Plan and the 2024 Equity Incentive Plan.
(B)Except for common and convertible preferred shares, amounts represent the gross common or convertible preferred shares issuable upon exercise or vesting.
(C)Par value of $0.00001 per share. The holders of each share of common stock are entitled to voting rights equal to one vote for each share of common stock. The holder of each share of preferred stock is entitled to voting rights equal to the number of shares of common stock into which each share of preferred stock converts at the stated conversion rate. Common shareholders may elect six members to the Board of Directors. Except for Series C-2 and D convertible preferred stock, each series of convertible preferred stock, as a group, is entitled to elect one member to the Board of Directors (Series C and C-1 elect a single member to the Board of Directors as a group). Any remaining members to the Board of Directors are elected by common and preferred shareholders, on an as-converted basis, as a single group. At December 31, 2024, no common or convertible preferred dividends have been declared.
The following table includes information regarding each series of convertible preferred stock as of December 31, 2024 and 2023:

	Number of Shares Outstanding		Liquidation Preference		Per Share
	December 31,		December 31,		Liquidation Price(A)	Dividends(B)	Conversion Rate(C)
	2024	2023	2024	2023
Series Seed	16,100,540	16,100,540	$16,947	$16,947	$1.05	$0.08	$1.05
Series A	32,860,461	32,860,461	41,759	41,759	1.27	0.10	1.27
Series B	29,448,787	29,448,787	73,519	73,519	2.50	0.20	2.50
Series C	11,238,629	11,238,629	85,000	85,000	7.56	0.61	7.56
Series C-1	504,081	504,081	3,050	3,050	6.05	0.48	6.05
Series C-2	1,983,287	1,983,287	15,000	15,000	7.56	0.61	7.56
Series D	12,439,325	12,439,325	219,999	219,999	17.69	1.41	17.69
Series E	7,325,385	n.a.	73,292	n.a.	10.01	0.80	10.01
Total	111,900,495	104,575,110	$528,566	$455,275
__________________
(A)In the event of any liquidation, dissolution, or winding up of the issuing entity, either voluntary or involuntary, the holders of preferred stock are entitled to receive, prior to and in preference over holders of common stock, an amount equal to the original issuance price as adjusted for dividends, stock splits, combinations, recapitalizations, or similar adjustments. If the issuing entity’s legally available assets are insufficient to satisfy the preferred stock liquidation preference, the funds will be distributed ratably among the preferred stock stockholders in proportion to their full liquidation preference. Following the above payments, all remaining legally available assets of the issuing entity, if any, are distributed to the holders of common and preferred stock on an as-converted basis.
(B)The holders of preferred stock are entitled to receive dividends, when and if declared by the Board of Directors, out of any of the issuing entity’s funds or assets legally available. The holders of preferred stock are entitled to receive dividends prior to, and in preference of, dividends declared on common stock. Dividends are non-cumulative and paid on a pari passu basis, with any additional dividends paid ratably among holders of common stock and preferred stock on an as-converted basis.
(C)Each share of preferred stock is convertible to common stock, at the option of the holder, at any time after the date of issuance at a specified rate. Each share of preferred stock will automatically convert into shares of common stock, at the then-effective conversion rate, upon the earlier of: (i) a qualifying initial public offering with aggregate gross proceeds exceeding $50.0 million or, (ii) upon the issuing entity’s receipt of written consent by the holders of a majority of the then-outstanding shares of preferred stock, voting as a single class, on an as-converted basis.

Summary of Stock-Based Compensation Expense	The following table presents the amount of stock-based compensation expense related to equity-based compensation recognized in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
General and administrative	$16,850	$3,844	$20,370	$31,874
Sales and marketing	165	89	347	54
Technology and product development	2,822	3,064	9,560	6,311
Operations and processing	91	107	316	306
Total equity-based compensation expense	$19,928	$7,104	$30,593	$38,545
The following table presents the amount of stock-based compensation expense related to equity-based compensation recognized in the Consolidated Statements of Operations:

	For the Years Ended
	December 31,
	2024	2023
General and administrative	$35,423	$8,296
Sales and marketing	136	804
Technology and product development	9,363	3,994
Operations and processing	388	356
Total equity-based compensation expense	$45,310	$13,450

Schedule of Unrecognized Compensation Expense
At September 30, 2025, the Company has not yet recognized compensation expense for the following awards:

	Weighted Average Recognition Period (Years)	Shares			Unrecognized Compensation Expense
Vesting Condition		Options	RSUs	Total	Options	RSUs
Time-based(A)	3.6	11,134,713	—	11,134,713	$67,382	$—
Multiple(A)(B)	3.3	—	10,222,338	10,222,338	—	148,163
Total		11,134,713	10,222,338	21,357,051	$67,382	$148,163
__________________
(A)All awards vest over a period of two to four years, and most awards have a one year cliff vesting feature with quarterly vesting thereafter.
(B)Awards include a service period vesting condition, as noted above, as well as market based and liquidity-based vesting conditions. The liquidity event for awards which have that feature has been satisfied in connection with the IPO as of September 30, 2025.
At December 31, 2024, the Company has not yet recognized compensation expense for the following awards:

	Weighted Average Recognition Period (Years)	Shares			Unrecognized Compensation Expense
Vesting Condition		Options	RSUs	Total	Options	RSUs
Time-based(A)	3.1	10,548,284	—	10,548,284	$25,878	$—
Multiple(A)(B)	n.a.	—	5,874,850	5,874,850	—	28,317
Total		10,548,284	5,874,850	16,423,134	$25,878	$28,317
__________________
(A)All awards vest over a period of two to four years, and most awards have a one year cliff vesting feature.
(B)Awards include a service period vesting condition, as noted above, and a liquidity-based vesting conditions. These awards require a liquidity event, as defined in the award agreement, that has neither occurred nor reasonably likely to occur at December 31, 2024.

Schedule of Noncontrolling Interests
The noncontrolling interests in the net income (loss) is computed as follows:

	Three Months Ended September 30,
	2025			2024
	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries	Net Income	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries(B)
Figure REIT	$321	44.9%	$147	$170	44.6%	$76
Offshore Solana Fund	3,559	2.8	99	411	2.8	12
Total / weighted average	$3,880	6.3%	$246	$581	15.0%	$88

	Nine Months Ended September 30,
	2025			2024
	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries	Net Income	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries(B)
Figure REIT	$1,193	44.9%	$536	$4,802	44.6%	$2,143
Offshore Solana Fund	(1,084)	2.8	(31)	5,162	2.8	145
Total / weighted average	$109	24.9%	$505	$9,964	22.9%	$2,288
__________________
(A)Represents the weighted average percentage of total noncontrolling shareholders’ net income (loss) in consolidated subsidiaries.
(B)Balances may not cross-foot due to rounding for presentation purposes in the Noncontrolling Interest as a Percent of Total shown.
The noncontrolling interests in the equity of consolidated subsidiaries is computed as follows:

	September 30, 2025			December 31, 2024
	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries
Figure REIT	$18,678	44.9%	$8,394	$18,261	44.6%	$7,769
Offshore Solana Fund	12,148	2.8	342	17,807	2.8	508
Total / weighted average	$30,826	28.3%	$8,736	$36,068	24.0%	$8,277
The noncontrolling interests in the net income (loss) is computed as follows:

	December 31, 2024			December 31, 2023
	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries
Figure REIT	$5,509	44.6%	$2,458	$(9,989)	44.6%	$(4,455)
Offshore Solana Fund	8,627	2.8	243	n.a.	n.a.	n.a.
__________________
(A)Represents the weighted average percentage of total noncontrolling shareholders' net income (loss) in consolidated subsidiaries.
The noncontrolling interests in the equity of consolidated subsidiaries is computed as follows:

	December 31, 2024			December 31, 2023
	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries
Figure REIT	$18,261	44.6%	$7,769	$11,214	44.6%	$5,353
Offshore Solana Fund	17,807	2.8	508	n.a.	n.a.	n.a.